Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Percentage of sales accounted for under contract accounting standards	47.00%
Percentage of fixed-price type contracts	38.00%
Percentage of cost-plus type contracts	9.00%
Increase in operating income due to changes in contract estimates	$ 106	$ 78	$ 73
Percentage of increase in operating income due to changes in contract estimates	8.00%	6.00%	5.00%
Period of performance for contracts accounted for under the percentage-of-completion method of accounting, minimum	1 year
Goodwill impairment charge			$ 43
Minimum [Member] | Buildings and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	10 years
Minimum [Member] | Machinery, Equipment, Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	3 years
Maximum [Member] | Buildings and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	40 years
Maximum [Member] | Machinery, Equipment, Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	10 years
CODES Due 2035 [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest rate on debt instruments	3.00%
Debt instruments, maturity year	2035